Concentration and Risks - Summary of Revenue Concentration Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Concentration Risk [Line Items]
Revenue	¥ 2,561,229	$ 372,515	¥ 873,219	¥ 312,574
Xiaomi Telecommunication Technology | Sales Revenue, Net | Revenue Concentration Risk
Concentration Risk [Line Items]
Revenue	¥ 1,311,852		¥ 739,464	¥ 299,827
Concentration risk, percentage	51.00%	51.00%	85.00%	96.00%